Administrative expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative expenses
Salaries and wages	$ 106,754	$ 85,690	$ 54,632
Pension contribution - employer	4,854	3,780	2,474
Other benefits	16,282	13,494	8,978
Share-based payment expense	11,780	8,342	351,054
Total Staff costs	139,670	111,306	417,138
Cost of sales.
Administrative expenses
Total Staff costs	26,323	24,588	20,561
Administrative expenses.
Administrative expenses
Share-based payment expense	11,780	8,342	351,054
Total Staff costs	113,347	86,718	396,577
Staff costs	$ 101,567	$ 78,376	$ 45,523